Investment Objectives and Goals - REX Bitcoin Corporate Treasury Convertible Bond ETF	May 15, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – REX Bitcoin Corporate Treasury Convertible Bond ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]

REX Bitcoin Corporate Treasury Convertible Bond ETF’s (the “Fund”) investment objective is to provide total return through investments in convertible bonds issued by companies that hold bitcoin in their corporate treasury.